Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

14. Leases

As of December 31, 2024 and 2023, the most significant leases are as follows:

Aircraft and engines represent the Company’s most significant lease agreements. On December 31, 2024, the Company leases 141 aircraft (129 as of December 31, 2023) and 18 spare engines (20 as of December 31, 2023) that have maximum terms through 2036. The leases are generally guaranteed by either deposit in cash or letters of credit.

Composition of the fleet and spare engines, leases (1):

Aircraft Type	Model	At December 31, 2024	At December 31, 2023
A319	132	1	3
A320	233	40	39
A320	232	4	1
A320NEO	271N	53	51
A321	231	10	10
A321NEO	271N	33	25
		141	129

Engine spare Type	Model	At December31, 2024	At December 31, 2023
V2500	V2527M-A5	2	3
V2500	V2527E-A5	2	5
V2500	V2527-A5	4	6
PW1100	PW1127G-JM	9	5
PW1100	PW1133G-JM	1	1
		18	20
(1)	Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Management evaluates extensions based on the market conditions at the time of renewal.

During the year ended December 31, 2023, P&W announced preventive accelerated inspections for the GTF engines. Consequently, the Company’s GTF engines are being reviewed to ensure compliance with these requirements.

As a result of these preventive accelerated inspections and in accordance with the business strategy, the Company extended certain aircraft and engines lease agreements and added new aircraft and engines to its fleet. All accounting effects of these aircraft and engines lease extensions and new incorporations have been assessed and presented into the Company’s Financial Statements. Additionally, the compensation received from the manufacturer has been included in the Company’s consolidated statement of operations for the years ended December 31, 2024 and 2023.

During the year ended December 31, 2024, the Company added 14 leased aircraft to its fleet (two A320NEO and eight A321NEO were acquired through sale and leaseback transactions under the Company’s existing Airbus purchase agreement), as well as four used A320CEO. All the used aircraft were not subject to sale and leaseback transactions.

Additionally, the Company extended the lease term of nine A320CEO aircraft for an additional period of up to six years and one A319CEO aircraft for an additional period of up to 1.5 years.

During the year ended December 31, 2024, the Company also extended the lease term of two spare engines for an additional period of up to three years.

All accounting effects of these aircraft and engine lease extensions and new incorporations have been assessed and presented in the Company’s Financial Statements. As of December 31, 2024 and 2023, the Company recorded a net increase of US$570,185 and US$478,303, respectively, as part of the right-of-use assets and lease liabilities, resulting from the aircraft and engine lease extensions and new incorporations.

During the year ended December 31, 2023, the Company added 13 leased aircraft to its fleet, including one A320NEO and two A321NEO acquired through a sale and leaseback transaction under the existing Airbus purchase agreement. Additionally, two A320NEO and eight A321NEO were incorporated directly from the lessor’s aircraft acquired order book. The aircraft acquired from the lessor’s order book were not subject to sale and leaseback transaction.

During 2023, the Company also extended the term of eight A320CEO and one A321CEO for an additional period of up to four years.

Additionally, during the year ended December 31, 2023, the Company extended the term of six spare engines for an additional period of up to 3.5 years.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Aircraft leases		Spare engine leases		Land and building leases		Total
As of December 31, 2022	US$	2,110,753	US$	24,181	US$	45,997	US$	2,180,931
Additions		401,943		—		2,774		404,717
Extensions		64,994		7,825		767		73,586
Modifications		32,167		9,006		—		41,173
Depreciation on right-of-use assets		(337,694)		(11,524)		(12,797)		(362,015)
As of December 31, 2023		2,272,163		29,488		36,741		2,338,392
Additions		460,120		—		23,387		483,507
Extensions		81,317		5,361		—		86,678
Modifications		(480)		27,175		1,190		27,885
Disposals		(31,130)		(25,782)		—		(56,912)
Foreign currency conversion		—		—		(35)		(35)
Depreciation on right-of-use assets		(384,235)		(12,012)		(13,688)		(409,935)
As of December 31, 2024	US$	2,397,755	US$	24,230	US$	47,595	US$	2,469,580

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2024		2023
As of January 1	US$	2,891,442	US$	2,708,723
Additions		470,859		404,650
Modifications		114,551		114,759
Disposals		(59,780)		(4,378)
Accretion of interest		231,661		194,416
Foreign exchange effect		(3,802)		2,346
Payments		(583,395)		(529,074)
As of 31 December	US$	3,061,536	US$	2,891,442
Current	US$	391,158	US$	372,697
Non-current	US$	2,670,378	US$	2,518,745

The Company had total cash outflows for leases of US$583,395 in 2024, US$529,074 in 2023 and US$449,004 in 2022.

During the years ended December 31, 2024, 2023 and 2022, the Company recognized expenses related to short-term leases and leases of low-value assets for an amount of US$4,865, US$7,925 and US$6,680, respectively.

For the years ended December 31, 2024, 2023 and 2022, the amounts recognized in profit or loss were as follow:

	For the years ended December 31,
	2024		2023		2022
Depreciation of right-of-use assets	US$	(409,935)	US$	(362,015)	US$	(320,443)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 23)		(250,530)		(191,967)		(174,769)
Aircraft and engine variable lease expenses		(135,155)		(103,845)		(124,532)
Short-term leases and leases of low-value assets		(4,865)		(7,925)		(6,680)
Total amount recognized in profit or loss	US$	(800,485)	US$	(665,752)	US$	(626,424)

i)	Return obligations

The aircraft lease agreements of the Company also require that the aircraft and engines be returned to lessors under specific conditions of maintenance. The costs of return, which in no case are related to scheduled major maintenance, are estimated and recognized ratably as a provision from the time it becomes likely such costs will be incurred and can be estimated reliably. These return costs are recognized as a component of variable lease expenses and the provision is remeasured and included as part of other liabilities, through the remaining lease term.

The Company estimates provisions for airframe, engine overhauls and limited-life parts based on assumptions such as projected airframe usage and expected maintenance cost. For the year ended December 31, 2024, 2023 and 2022, the Company recorded expenses related to this provision as supplemental rent, totaling US$86,282, US$80,894 and US$58,658, respectively.

For the years ended December 31, 2024, 2023 and 2022, the Company recorded redelivery expenses of US$135,155, US$103,845 and US$124,532 respectively.

ii)	Aircraft and engines lease extensions

Certain lease agreements contain extension options, which the Company evaluates exercising once the lease period comes to its end, based on the market conditions at such moment. The lease liabilities corresponding to leases on which it was decided to extend are remeasured for the period negotiated between the Company and the lessor.

During 2024 and 2023, due to the aircraft and engines lease extension agreements, the Company reassessed the right-of-use assets and lease liabilities, resulting in net increases of US$86,678 and $73,586, respectively.